Parent Company Only Condensed Financial Information - Condensed balance sheets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Condensed Balance Sheet Statements, Captions [Line Items]
Cash and cash equivalents	¥ 10,172,584	$ 1,474,886	¥ 7,523,108	¥ 4,678,109
Time deposits	4,767,972	691,291	7,632,334
Amounts due from Group companies	1,594,920	231,242	2,041,316
Prepayments and other current assets	1,950,573	282,806	2,807,048
Short-term investments	4,623,452	670,338	15,060,722
Long-term investments, net	5,651,018	819,321	5,502,524
Investment in subsidiaries and net assets of VIEs and VIEs' subsidiaries	1,923,144		1,235,289
Total assets	41,830,570	6,064,863	52,053,151
Deferred revenue	2,819,323	408,763	2,645,389
Accrued liabilities and other payables	1,534,962	222,548	2,416,955
Other long-term liabilities	814,429	118,082	481,982
Total liabilities	26,590,983	3,855,330	30,337,085
Total Bilibili Inc.'s shareholders' equity	15,237,828	2,209,278	21,703,667
Total liabilities and shareholders' equity	41,830,570	$ 6,064,863	52,053,151
Parent Company [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Cash and cash equivalents	270,138		1,748,896
Time deposits	4,067,326		7,625,337
Amounts due from Group companies	22,313,954		23,306,176
Prepayments and other current assets	61,631		11,773
Short-term investments	1,091,044		13,107,720
Long-term investments, net	1,157,990		1,448,100
Investment in subsidiaries and net assets of VIEs and VIEs' subsidiaries	226,249
Total assets	29,188,332		47,248,002
Short-term loan and current portion of long-term debt	5,137,633
Deferred revenue	32,513		40,167
Accrued liabilities and other payables	97,208		126,512
Other long-term liabilities	8,683,150		17,784,092
Deficit in subsidiaries and net loss of VIEs and VIEs' subsidiaries			7,593,564
Total liabilities	13,950,504		25,544,335
Total Bilibili Inc.'s shareholders' equity	15,237,828		21,703,667
Total liabilities and shareholders' equity	¥ 29,188,332		¥ 47,248,002